Stock Options	12 Months Ended
Dec. 31, 2024
Stock Options
Stock Options
(8)	Stock Options

All of the Company’s incentive, stock options and equity-based compensation plans were terminated effective February 24, 2022 and, as such, there will be no further grants made pursuant these plans. There were no options outstanding at December 31, 2024 and 2023.